SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 14, 2022 CAD ($)	Jul. 26, 2021	Nov. 24, 2020 USD ($)	Feb. 21, 2020 USD ($)
Disclosure of subsidiaries [line items]
Issued capital	$ 166,636		$ 166,194	$ 161,645
BIC | Preferred shares
Disclosure of subsidiaries [line items]
Issued capital		$ 20
$550 4.70% Unsecured Notes Due 2047 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 900
Annual Rate	4.70%	4.70%
$1,100 4.85% Unsecured Notes Due 2029 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 1,000
Annual Rate	4.85%	4.85%
$600 4.35% Unsecured Notes Due 2030 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 750
Annual Rate	4.35%	4.35%
$500 3.50% Unsecured Notes Due 2051 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 750
Annual Rate	3.50%	3.50%
$400 4.625% Subordinated Notes Due in 2080 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 400
Annual Rate	4.625%	4.625%
$500 2.724% Unsecured Notes Due 2031 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 500
Annual Rate	2.724%	2.724%
$400 3.90% Unsecured Notes Due 2028 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 1,100
Annual Rate	3.90%	3.90%
$400 3.625% Unsecured Notes Due 2052 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 400
Annual Rate	3.625%	3.625%
$1 billion 5.431% Unsecured Notes Due 2032 | Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 1,000
Annual Rate					5.431%
$550 million 6.087% Unsecured Notes Due 2033 | Brookfield Capital Finance LLC
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 550
Annual Rate					6.087%
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 230
Annual Rate							4.50%
$700 6.35% Unsecured Notes Due 2034 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 700
Annual Rate	6.35%	6.35%
$950 5.968% Unsecured Notes Due 2054 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 950
Annual Rate	5.968%	5.968%
$450 5.675% Unsecured Notes Due 2035 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 450
Annual Rate	5.675%	5.675%
$700 6.30% Unsecured Notes Due 2055 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 700
Annual Rate	6.30%	6.30%
$600 3.45% Unsecured Notes Due 2050 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 600
Annual Rate								3.45%
$600 2.34% Senior Notes Due 2032 | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 600
Annual Rate						2.34%
$500 Million 5.813% Due 2055 | Issuance Of Notes
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 500
Annual Rate					5.813%
$350 million 4.388% Unsecured Notes Due 2033 | Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 350
Annual Rate					4.388%
$650 million 5.399% Unsecured Notes Due 2055 | Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 650
Annual Rate					5.399%
$650 5.33% Unsecured Notes Due 2036 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 650
Annual Rate	5.33%	5.33%
$500 million 4.803% Unsecured Notes Due 2036 | Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 500
Annual Rate					4.803%
$250 million 5.399% Unsecured Notes Due 2055 | Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 250
Annual Rate					5.399%